1. BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
BASIS OF PRESENTATION

The accompanying consolidated financial statements of PEDEVCO CORP., formerly Blast Energy Services, Inc. (“PEDEVCO” or the “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”).